Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 832,933	$ 647,744	$ 574,536	$ 590,691
Less: Allowance for expected credit losses	(94,515)	(73,501)	(60,360)	(9,802)
Total accounts receivable, net	$ 738,418	$ 574,243	$ 514,176	$ 580,889